Note 8 - Bonds Payable, Loans Payable and Interest (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	March 31, 2022	December 31, 2021
Bonds payable:
Series 2021 Bonds Principal	$166,340	$166,340
Premium on bonds	249	249
Bond proceeds	$166,589	$166,589
Debt issuance costs	(6,002)	(6,002)
Accumulated amortization of debt issuance costs and bond premium	169	92
Total Bonds payable, net	$160,756	$160,679

Interest Expense, Debt [Table Text Block]
	Three months ended
	March 31, 2022	March 31, 2021
Interest	$1,735	$442
Amortization of bond premium and debt issuance costs	77	529
Total interest incurred	$1,812	$971
Less: capitalized interest	(1,812)	(512)
Interest expense	$-	$459